Note 11 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Allocated Share-based Compensation Expense	$ 371	$ 4,201
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	156	4,873
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 215	$ (672)